Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2019
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization periods of the right-of-use assets	10 years
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization periods of the right-of-use assets	3 years